BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
Borrowings [Abstract]
Contratual Maturities of Borrowings
The contractual maturities of borrowings, by year, at December 31, 2014 are as follows:

	FHLB Advances	Subordinated Debt	Total
	(Dollars in Thousands)
2015	$47,294	$—	$47,294
2016	46,171	—	46,171
2017 (1)	38,812	—	38,812
2018	10,000	—	10,000
2019	6,000	—	6,000
Thereafter	—	8,248	8,248
Total	$148,277	$8,248	$156,525
Weighted average rate	1.61%	4.14%	1.75%

(1) Includes an FHLB advance of $21.5 million that is callable during 2015.